Per Share Data (Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Per Share Data [Abstract]
Net income (loss)	¥ (35,540)	¥ (3,821)	¥ (2,195)
Basic weighted average shares of common stock outstanding	174,134,457	173,478,054	173,271,717
Dilutive effect of exercise of stock options
Diluted weighted average shares of common stock outstanding	174,134,457	173,478,054	173,271,717
Basic net income (loss) per share	¥ (204.10)	¥ (22.03)	¥ (12.67)
Diluted net income (loss) per share	¥ (204.10)	¥ (22.03)	¥ (12.67)